ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current trade payables	$ 108,295	$ 69,155
Payroll and governement remitances	17,340	15,591
Accounts payable and accrued liabilities	$ 125,635	$ 84,746